Shareholder Report, Holdings (Details) - C000240471	Sep. 30, 2024
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%